Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories by major category consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$

Raw materials	318,852	302,664	43,593
Work-in-progress	351,432	454,331	65,437
Finished goods	814,030	557,839	80,345
Total inventories	1,484,314	1,314,834	189,375